EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Income from continuing operations	$ 55,657	$ 58,284	$ 154,391	$ 146,523
Less: Net income attributable to noncontrolling interests	(8,693)	(6,743)	(25,049)	(18,679)
Income from continuing operations attributable to Dole plc	46,964	51,541	129,342	127,844
Loss from discontinued operations, net of income taxes		(11,704)		(48,129)
Net income attributable to Dole plc	$ 45,292	$ 39,837	$ 101,726	$ 79,715
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	94,929	94,891	94,912	94,882
Effect of share options with a dilutive effect (in shares)	219	17	182	28
Weighted average shares - diluted (in shares)	95,148	94,908	95,094	94,910
Basic:
Continuing operations (in USD per share)	$ 0.50	$ 0.54	$ 1.36	$ 1.35
Discontinued operations (in USD per share)	(0.02)	(0.12)	(0.29)	(0.51)
Net income per share attributable to Dole plc - basic (in USD per share)	0.48	0.42	1.07	0.84
Diluted:
Continuing operations (in USD per share)	0.50	0.54	1.36	1.35
Discontinued operations (in USD per share)	(0.02)	(0.12)	(0.29)	(0.51)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.48	$ 0.42	$ 1.07	$ 0.84